Revenue and Operating Expenses - Schedule of Operating Expenses by Nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 7,222,742	$ 7,364,605	$ 6,409,884
Promotions for the sales force [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	2,699,793	2,600,158	2,343,532
Cost of personnel services and other employee benefits [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	1,545,957	1,557,051	1,389,792
Distribution costs [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	697,251	663,812	582,237
Sales catalog [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	418,422	422,713	399,503
Depreciation and amortization [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	335,353	351,704	351,877
Commissions and professional fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	325,022	364,791	313,867
Events, marketing and advertising [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	375,915	378,736	298,905
Impairment loss on trade accounts receivables [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	296,815	346,124	304,501
Impairment of assets held for sale [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature		166,581
Packing materials [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	144,936	146,540	145,076
Travel expenses [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	45,524	53,833	48,008
Rent expense [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	51,162	34,111	15,295
Market research [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	32,382	31,963	21,087
Bank fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	21,181	21,951	19,541
Other [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 232,029	$ 224,537	$ 176,663